Current and deferred income tax and social contribution - Amounts recognized in profit or loss for the period (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Current and deferred income tax and social contribution
Current tax expense (income)	R$ (125,932)	R$ (11,165)	R$ (215,962)	R$ (96,428)
Provision for impairment losses on loans and advances	66,930	48,837	143,436	186,370
Provisions for legal and tax matters	1,764	1,375	3,069	2,364
Adjustment of financial assets to fair value	27,633	(16,641)	(3,504)	(5,694)
Other temporary differences	50,015	5,142	49,601	24,976
Hedge transactions	(22,100)	(9,073)	6,623	(8,740)
Tax Losses carried forward	(39,504)	21,973	(22,265)	12,526
Deferred tax expense (income) recognised in profit or loss	84,738	51,613	176,960	211,802
Tax expense (income)	R$ (41,194)	R$ 40,448	R$ (39,002)	R$ 115,374